Equity (Details) - Schedule of the income and share data used in the calculation of EPS - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted earnings per share:
Net profits attributable to ordinary equity holders of the Bank	$ 1,056,316	$ 401,629	$ 603,744
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Earnings per share	$ 10.46	$ 3.98	$ 5.98